CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents, including consolidated variable interest entities of $4,066 and $33,993 as of December 31, 2016 and 2017, respectively	$ 561,679	$ 511,039
Restricted cash - current, including consolidated variable interest entities of $25,958 and nil as of December 31, 2016 and 2017, respectively	617,761	487,516
Accounts receivable trade, net of allowance of $26,119 and $32,941 as of December 31, 2016 and 2017, respectively, including consolidated variable interest entities of nil and $2,787 as of December 31, 2016 and 2017, respectively	358,091	400,251
Accounts receivable, unbilled	1,253	3,425
Amounts due from related parties	26,102	19,082
Inventories	346,092	295,371
Value added tax recoverable, including consolidated variable interest entities of nil and $4,772 as of December 31, 2016 and 2017, respectively	94,503	55,680
Advances to suppliers - current, net of allowance of $6,482 and $5,705 as of December 31, 2016 and 2017, respectively, including consolidated variable interest entities of nil and $16 as of December 31, 2016 and 2017, respectively	61,399	29,312
Derivative assets - current	16,200	12,270
Project assets - current, including consolidated variable interest entities of $114,440 and $171,898 as of December 31, 2016 and 2017, respectively	1,523,342	1,317,902
Assets held-for-sale	182,797	392,089
Prepaid expenses and other current assets, including consolidated variable interest entities of $2,249 and $12,605 as of December 31, 2016 and 2017, respectively	296,084	266,826
Total current assets	4,085,303	3,790,763
Restricted cash - non-current	10,695	9,145
Property, plant and equipment, net	747,235	462,345
Solar power systems, net	63,964	112,062
Deferred tax assets - non-current	131,796	229,980
Advances to suppliers - non-current, net of allowance of $13,045 and $13,057 as of December 31, 2016 and 2017, respectively	38,325	54,080
Prepaid land use rights, including consolidated variable interest entities of $689 and $22,927 as of December 31, 2016 and 2017, respectively	78,649	48,651
Investments in affiliates	414,215	368,459
Intangible assets, net	10,986	8,422
Goodwill	6,248	7,617
Derivative assets - non-current	10,911	15,446
Project assets - non-current	148,170	182,391
Other non-current assets, including consolidated variable interest entities of $5,834 and $2,708 as of December 31, 2016 and 2017, respectively	143,130	117,245
TOTAL ASSETS	5,889,627	5,406,606
Current liabilities:
Short-term borrowings, including consolidated variable interest entities of $69,811 and $214,128 as of December 31, 2016 and 2017, respectively	1,957,755	1,600,033
Accounts payable, including consolidated variable interest entities of $29,813 and nil as of December 31, 2016 and 2017, respectively	402,964	440,116
Short-term notes payable	572,631	296,663
Amounts due to related parties, including consolidated variable interest entities of nil and $272 as of December 31, 2016 and 2017, respectively	6,023	19,912
Other payables, including consolidated variable interest entities of $22 and nil as of December 31, 2016 and 2017, respectively	315,321	223,584
Short-term commercial paper		131,432
Advances from customers	51,739	90,101
Derivative liabilities - current	6,121	9,625
Liabilities held-for-sale	185,872	279,272
Financing liabilities - current	407,683	459,258
Other current liabilities, including consolidated variable interest entities of nil and $7,863 as of December 31, 2016 and 2017, respectively	201,903	171,070
Total current liabilities	4,108,012	3,721,066
Accrued warranty costs	55,659	61,139
Convertible notes	126,476	125,569
Long-term borrowings	404,341	493,455
Derivative liabilities - non-current	359
Liability for uncertain tax positions	9,264	8,431
Deferred tax liabilities - non-current	5,562	23,348
Loss contingency accruals	25,682	22,654
Financing liabilities - non-current	12,243
Other non-current liabilities, including consolidated variable interest entities of nil and $6,777 as of December 31, 2016 and 2017, respectively	82,254	51,554
TOTAL LIABILITIES	4,829,852	4,507,216
Commitments and contingencies (Note 23)
Equity:
Common shares - no par value: unlimited authorized shares, 57,830,149 and 58,496,685 shares issued and outstanding at December 31, 2016 and 2017, respectively	702,162	701,283
Additional paid-in capital	417	(8,897)
Retained earnings	383,681	284,109
Accumulated other comprehensive loss	(54,034)	(91,814)
Total Canadian Solar Inc. shareholders' equity	1,032,226	884,681
Non-controlling interests in subsidiaries	27,549	14,709
TOTAL EQUITY	1,059,775	899,390
TOTAL LIABILITIES AND EQUITY	$ 5,889,627	$ 5,406,606